Property and Equipment, Net	12 Months Ended
Sep. 30, 2023
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

Note 8 — Property and Equipment, Net

The components of property and equipment, net are:

	As of September 30,
	2023	2022
Computers, related equipment and software	$1,294,574	$1,267,230
Building, building improvements and land(1)	410,644	392,110
Leasehold improvements	204,054	199,972
Furniture, fixtures and other	64,146	64,025
Property and equipment, gross	1,973,418	1,923,337
Less accumulated depreciation	(1,182,495)	(1,129,050)
Property and equipment, net	$790,923	$794,287

(1)
During fiscal year 2023, the Company occupied the campus in Ra'anana Israel and started the depreciation of the building and building improvements, please see also Note 2.

Total depreciation expense for fiscal years 2023, 2022 and 2021, was $128,024, $127,447 and $125,014, respectively. Property and equipment that have been fully depreciated and are no longer in use are netted against accumulated depreciation.

As of September 30, 2023 and 2022, the costs, net of accumulated depreciation of software assets developed for internal use were $143,330 and $154,731, respectively.